Subsequent Events (Details Narrative) - USD ($)									12 Months Ended
	May. 16, 2015	Apr. 30, 2015	Mar. 21, 2015	Feb. 03, 2015	Jan. 29, 2015	Jan. 14, 2015	Jan. 10, 2015	Jan. 06, 2015	Dec. 31, 2014	Dec. 31, 2013
Subscription agreement, gross proceeds									$ 50,000
Issuance of common shares for services, amount									$ (88,190)
Subsequent events
Convertible debt issued								$ 43,000
Interest per annum								10.00%
Maturity date								Jan. 05, 2016
Conversion rate								58.00%
Conversion of note, shares issued		3,260,870		3,408,451	2,666,667	3,622,535	2,112,676
Conversion of note, amount		$ 15,000		$ 22,500	$ 20,000	$ 23,000	$ 15,000
Conversion of note, accrued interest				$ 1,700		$ 2,720
Subscription agreement, shares to be issued				10,000,000
Subscription agreement, price per share				$ 0.01
Subscription agreement, gross proceeds				$ 100,000
Issuance of common shares for services, shares			500,000
Issuance of common shares for services, amount			$ 5,900
Repayment of convertible notes payable	$ 13,780